Fair value information	12 Months Ended
Dec. 31, 2024
Fair Value Information
Fair value information

36.	Fair value information

a)	The different levels that the inputs to valuation techniques are used to measure fair value of financial and non-financial instruments have been defined as follows:

(a)	Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date. A market is regarded as active where a market in which transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

(b)	Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

(c)	Level 3: Unobservable inputs for the asset or liability.

b)	The related information of financial and non-financial instruments measured at fair value by level on the basis of the nature, characteristics and risks of the assets and liabilities as follows:

	Level 1	Level 2	Level 3	Total
December 31, 2024
Recurring fair value measurements
Other receivables (including Long-term receivables)	$-	$1,952,834	$-	$1,952,834
Financial assets at FVOCI	-	-	1,789,804	1,789,804
	$-	$1,952,834	$1,789,804	$3,742,638

	Level 1	Level 2	Level 3	Total
December 31, 2023
Recurring fair value measurements
Other receivables (including Long-term receivables)	$-	$3,157,438	$-	$3,157,438
Financial assets at FVOCI	-	-	1,791,262	1,791,262
	$-	$3,157,438	$1,791,262	$4,948,700

The fair value of other receivables (including Long-term receivables) classified as at fair value through other comprehensive income is determined by the present value of future cash flows based on the discount rate that reflects the credit risk of counterparties.

There were no transfers of financial instruments or non-financial instruments between any levels during the years ended December 31.2024 and 2023.

As of December 31, 2024, the Group’s financial assets measured at fair value through other comprehensive income were categorized as Level 3 within the fair value hierarchy. The fair value of these financial assets was determined using an asset-based approach, based on valuation reports provided by independent third-party appraisers. The significant unobservable input used was the net asset value as estimated in the valuation reports. Since the valuation methodology is based directly on asset net worth, there is no specific quantifiable inter-relationship between the significant unobservable input and the fair value that can be disclosed.

Item	Valuation Technique	Significant Unobservable Inputs	Inter-relationships between Significant Unobservable Inputs and Fair Value Measurement
Financial assets at fair value through other comprehensive income	Third-party valuation – Appraisal report	Asset-based approach	Not applicable

c)	Financial instruments not measured at fair value

The carrying amounts of cash and cash equivalents, current financial assets at amortized cost, notes receivable, accounts receivable, other receivables, other receivables due from related parties, guarantee deposits paid, long-term receivables, long-term receivables from related parties, short-term loans, current contract liabilities, notes payable, accounts payable, other payables, other payables to related parties, long-term loans (including current portion), long-term notes and accounts payable to related parties and guarantee deposits received are approximate to their fair values.